Feb. 28, 2017

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class R6 Shares and Class T Shares of the

Goldman Sachs Focused International Equity Fund

(the “Fund”)

Supplement dated December 15, 2017 to the

Prospectus, Summary Prospectus, and Statement of Additional Information (the “SAI”),

each dated February 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of the Goldman Sachs Trust (the “Board”) recently approved changes to the Fund’s name and principal investment strategy. These changes will be effective after the close of business on February 27, 2018 (the “Effective Date”).

Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:

The Fund’s name will change to the “Goldman Sachs International Equity ESG Fund.” All references in the Prospectus, Summary Prospectus, and SAI to the “Goldman Sachs Focused International Equity Fund” are replaced with “Goldman Sachs International Equity ESG Fund.”

The following replaces in its entirety the “Goldman Sachs Focused International Equity Fund—Summary—Principal Strategy” section of the Prospectus and “Principal Strategy” section of the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments of non-U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries.

The Investment Adviser uses a quantitative and qualitative process to identify, at the time of investment, issuers that satisfy the Fund’s ESG criteria. The Investment Adviser evaluates company ESG performance based on fundamental, proprietary research using internal and external data sources as well as engagement with company management.

The Investment Adviser analyzes individual companies, incorporating the Fund’s ESG criteria as part of a fundamental, bottom-up financial analysis. The Investment Adviser conducts an analysis of the issuer’s corporate governance factors and a range of environmental and social factors that may vary by sector, alongside traditional fundamental metrics. The Investment Adviser engages in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis.

The Investment Adviser’s process begins with an investment universe comprising the stocks held in the MSCI EAFE Index and its own research coverage. The Investment Adviser then seeks to avoid what the Investment Adviser believes to be structurally unattractive market segments, industries that do not meet the Fund’s ESG criteria, and particular companies with weak corporate governance that are involved in, and/or derive significant revenue from, certain industries or product lines, including:

■	gambling,
■	adult entertainment,
■	alcohol,
■	tobacco,
■	coal, and
■	weapons.

Finally, the Investment Adviser selects a portfolio of stocks based on its research, proprietary valuation, ESG analysis, and dialogues with company management.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged).

The following paragraph titled “ESG Standards Risk” is added to the section “Goldman Sachs Focused International Equity Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

ESG Standards Risk. The Fund’s adherence to its ESG standards when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. Adhering to the ESG standards may also affect the Fund’s performance relative to similar funds that do not adhere to such standards. Additionally, identifying and selecting equity investments in emerging country issuers that adhere to the ESG standards often require subjective analysis and may be relatively more difficult than applying the ESG standards to equity investments of all issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The ESG standards to which the Fund adheres may be changed without shareholder approval.

The following paragraph titled “Sector Risk” is added to the section “Goldman Sachs Focused International Equity Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

Sector Risk. To the extent the Fund focuses its investments in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

The following replaces in its entirety the first paragraph under “Goldman Sachs Focused International Equity Fund—Summary—Performance” in the Prospectus and “Performance” in the Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R6 and Class T Shares compare to those of a broad-based securities market index. Through February 27, 2018, the Fund had been known as the Goldman Sachs Focused International Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.